Contingent Liabilities and Commitments (Details Textual) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 18, 2017	Aug. 31, 2017	Oct. 31, 2016	Mar. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 06, 2018
Statement Line Items [Line Items]
Company accrued in other accounts payable					$ 425
Motor lease expenses					56	$ 58
Payment of award expenses	$ 14
Personal damages					20
Damages claims					$ 33
Distribution and supply agreement, description					The Company is entitled to €1,500 upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 and €1,600 following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 and up to €4,025 upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro and in August 2018 received the approximately USD 350 upon reaching the first milstone.
Lease payments per month					$ 5
Lease term					The lease is for a period ending April 2021.
Additional milestone payment								$ 2,000
Cipher [Member]
Statement Line Items [Line Items]
Upfront payments				$ 1,292
Royalty payments, percentage				16.50%
CKD [Member]
Statement Line Items [Line Items]
Upfront payments		$ 500					$ 500
Upfront payments, additional			$ 2,500
Royalty payments, percentage			23.00%
Euro [Member]
Statement Line Items [Line Items]
Concession commission					$ 25
Annual royalties					10
Total royalties					$ 850
Patent agreement, description					The patent under the agreement, as follows: (i) € 50 upon initiation of Phase I studies; (ii) € 100 upon initiation of Phase II studies; (iii) € 200 upon initiation of Phase III studies; and (iv) € 500 upon marketing approval by any regulatory authority.
Royalty payments, percentage					10.00%
CAD [Member] | Cipher [Member]
Statement Line Items [Line Items]
Upfront payments				$ 1,650
Upfront payments, additional				$ 2,000
NIS [Member]
Statement Line Items [Line Items]
Payment of award expenses	$ 50
Personal damages					$ 73
Damages claims					$ 125
Top of range [Member]
Statement Line Items [Line Items]
Percentage of net sales					3.00%
Bottom of range [Member]
Statement Line Items [Line Items]
Percentage of net sales					2.00%